UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05860

T. Rowe Price U.S. Treasury Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: August 31, 2015

Item 1. Schedule of Investments

U.S. Treasury Funds	August 31, 2015

T. Rowe Price U.S. Treasury Intermediate Fund

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	Par/Shares	$ Value
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 5.5%		
U.S. Government Obligations 5.5%		
Government National Mortgage Assn.		
3.50%, 6/20/43 - 8/20/45	1,658	1,730
4.50%, 10/20/39 - 5/20/45	7,611	8,263
6.00%, 5/15/17 - 7/20/39	1,413	1,563
6.50%, 5/15/24 - 9/20/32	92	108
7.00%, 7/15/16 - 12/20/32	1,141	1,383
7.50%, 1/15 - 11/15/17	6	6
8.00%, 4/15/17 - 7/15/25	4	4
8.50%, 2/15/17 - 4/15/23	4	4
9.50%, 1/20 - 5/15/25	10	10
10.50%, 2/20/16 - 6/20/19	2	2
Government National Mortgage Assn., TBA, 3.50%, 1/1/42	7,725	8,024
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $20,711)		21,097
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 93.6%		
U.S. Treasury Obligations 93.6%		
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/16	2,349	2,326
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/18	5,207	5,200
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/19	608	607
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/22	2,936	2,869
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/22	2,952	2,886
U.S. Treasury Inflation-Indexed Notes, 1.25%, 7/15/20	2,692	2,835
U.S. Treasury Inflation-Indexed Notes, 1.625%, 1/15/18	997	1,033
U.S. Treasury Inflation-Indexed Notes, 2.50%, 7/15/16	1,446	1,472
U.S. Treasury Notes, 1.25%, 10/31/19	14,930	14,823
U.S. Treasury Notes, 1.50%, 11/30/19	21,655	21,706

U.S. Treasury Notes, 1.625%, 6/30/20	12,900	12,950
U.S. Treasury Notes, 1.625%, 8/15/22	8,680	8,493
U.S. Treasury Notes, 1.625%, 11/15/22	9,300	9,076
U.S. Treasury Notes, 1.75%, 9/30/19	9,000	9,121
U.S. Treasury Notes, 1.75%, 5/15/22	8,185	8,096
U.S. Treasury Notes, 1.75%, 5/15/23	16,500	16,131
U.S. Treasury Notes, 2.00%, 2/15/22	9,940	10,015
U.S. Treasury Notes, 2.00%, 2/15/23 (1)	15,130	15,113
U.S. Treasury Notes, 2.00%, 2/15/25	11,820	11,600
U.S. Treasury Notes, 2.125%, 8/15/21	9,250	9,415
U.S. Treasury Notes, 2.125%, 5/15/25	10,255	10,165
U.S. Treasury Notes, 2.25%, 11/15/24	10,235	10,277
U.S. Treasury Notes, 2.375%, 8/15/24	11,520	11,704
U.S. Treasury Notes, 2.50%, 8/15/23	9,500	9,798
U.S. Treasury Notes, 2.50%, 5/15/24	11,575	11,895
U.S. Treasury Notes, 2.625%, 8/15/20	27,325	28,657
U.S. Treasury Notes, 2.75%, 2/15/24	15,090	15,833
U.S. Treasury Notes, 3.125%, 5/15/21	24,720	26,543
U.S. Treasury Notes, 3.50%, 5/15/20	21,600	23,504
U.S. Treasury Notes, 3.625%, 8/15/19	14,250	15,479
U.S. Treasury Notes, 3.625%, 2/15/20	14,550	15,882
U.S. Treasury Notes, 3.625%, 2/15/21	12,075	13,284
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $351,835)		358,788

SHORT-TERM INVESTMENTS 3.8%

Money Market Funds 3.8%

T. Rowe Price Government Reserve Investment Fund, 0.08% (2)(3)	14,530	14,530
Total Short-Term Investments (Cost $14,530)		14,530

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price U.S. Treasury Intermediate Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price U.S. Treasury Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Treasury Intermediate Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund commenced operations on September 29, 1989. The fund seeks a high level of income consistent with maximum credit protection and moderate fluctuation in principal.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
In May 2015, FASB issued ASU No. 2015-07, Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The ASU removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient and amends certain disclosure requirements for such investments. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Exchange-traded options on futures contracts are valued at closing settlement prices and generally are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2015:

There were no material transfers between Levels 1 and 2 during the period ended August 31, 2015.

NOTE 3 – DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts. The fund values its derivatives at fair value, as described in Note 2.

Counterparty Risk and Collateral
The fund invests in exchange-traded or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount equal to a certain percentage of the contract value (margin requirement) and the margin requirement must be maintained over the life of the contract. Each clearing broker, in its sole discretion, may adjust the margin requirements applicable to the fund.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies; securities posted by the fund are so noted in the accompanying Portfolio of Investments. As of August 31, 2015, securities valued at $105,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Futures Contracts
The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, or currency values; and potential losses in excess of the fund’s initial investment.

Options
The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; movements in the underlying asset values and/or interest rates; and, for written options, potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

TBA Purchase and Sale Commitments
The fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of August 31, 2015, no collateral was pledged by either the fund or counterparties for TBAs.

Mortgage-Backed Securities
The fund may invest in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.

NOTE 5 - FEDERAL INCOME TAXES

At August 31, 2015, the cost of investments for federal income tax purposes was $387,076,000. Net unrealized gain aggregated $7,327,000 at period-end, of which $8,043,000 related to appreciated investments and $716,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

T. Rowe Price U.S. Treasury Long-Term Fund

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	Par/Shares	$ Value
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 4.4%		
U.S. Government Obligations 4.4%		
Government National Mortgage Assn.		
3.50%, 7/20 - 8/20/45	1,377	1,436
4.50%, 10/20/39 - 11/20/40	4,718	5,128
6.00%, 8/15/16 - 11/15/39	1,187	1,348
6.50%, 6/15/28 - 9/20/32	59	68
7.00%, 11/20/23 - 12/20/32	271	328
8.00%, 10/15/16	1	1
8.50%, 10/20/24	10	12
9.00%, 11/15/17 - 8/15/25	42	44
10.00%, 12/15/17 - 7/15/22	5	6
Government National Mortgage Assn., TBA, 3.50%, 1/1/42	6,895	7,162
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $15,432)		15,533
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 94.7%		
U.S. Treasury Obligations 94.7%		
U.S. Treasury Bonds, 2.75%, 8/15/42	2,515	2,412
U.S. Treasury Bonds, 2.75%, 11/15/42	11,655	11,163
U.S. Treasury Bonds, 3.00%, 5/15/42	22,675	22,873
U.S. Treasury Bonds, 3.00%, 11/15/44	19,830	19,926
U.S. Treasury Bonds, 3.00%, 5/15/45	24,885	25,060
U.S. Treasury Bonds, 3.125%, 2/15/43	12,185	12,549
U.S. Treasury Bonds, 3.125%, 8/15/44	14,275	14,703
U.S. Treasury Bonds, 3.375%, 5/15/44	12,705	13,717
U.S. Treasury Bonds, 3.50%, 2/15/39 (1)	13,470	14,941
U.S. Treasury Bonds, 3.625%, 8/15/43	3,315	3,751
U.S. Treasury Bonds, 3.625%, 2/15/44	14,870	16,812

U.S. Treasury Bonds, 3.75%, 11/15/43	5,500	6,365
U.S. Treasury Bonds, 4.25%, 11/15/40	2,360	2,932
U.S. Treasury Bonds, 4.375%, 2/15/38	1,115	1,410
U.S. Treasury Bonds, 4.375%, 11/15/39	19,020	24,004
U.S. Treasury Bonds, 4.375%, 5/15/40	20,345	25,689
U.S. Treasury Bonds, 4.375%, 5/15/41	20,220	25,673
U.S. Treasury Bonds, 4.50%, 5/15/38	2,485	3,197
U.S. Treasury Bonds, 4.50%, 8/15/39	18,315	23,506
U.S. Treasury Bonds, 4.625%, 2/15/40	21,270	27,797
U.S. Treasury Bonds, 4.75%, 2/15/37	265	353
U.S. Treasury Bonds, 5.25%, 11/15/28	3,325	4,381
U.S. Treasury Bonds, 5.375%, 2/15/31	6,575	8,963
U.S. Treasury Bonds, 6.125%, 11/15/27	3,885	5,436
U.S. Treasury Bonds, 6.50%, 11/15/26	450	637
U.S. Treasury Bonds, 7.625%, 2/15/25	305	448
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43	4,598	4,009
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/24	8,248	8,260
U.S. Treasury Notes, 2.00%, 2/15/25	860	844
U.S. Treasury Notes, Stripped Interest Payment Zero Coupon, 5/15/21	5,600	5,029
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $310,845)		336,840
SHORT-TERM INVESTMENTS 3.1%		
Money Market Funds 3.1%		
T Rowe Price Government Reserve Investment Fund, 0.07% (2)(3)	10,938	10,938
Total Short-Term Investments (Cost $10,938)		10,938
Total Investments in Securities 102.2% of Net Assets (Cost $337,215)		**$ 363,311**

‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price U.S. Treasury Long-Term Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price U.S. Treasury Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Treasury Long-Term Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund commenced operations on September 29, 1989. The fund seeks the highest level of income consistent with maximum credit protection.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
In May 2015, FASB issued ASU No. 2015-07, Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The ASU removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient and amends certain disclosure requirements for such investments. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Exchange-traded options on futures contracts are valued at closing settlement prices and generally are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2015:

There were no material transfers between Levels 1 and 2 during the period ended August 31, 2015

NOTE 3 – DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts. The fund values its derivatives at fair value, as described in Note 2.

Counterparty Risk and Collateral
The fund invests in exchange-traded or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount equal to a certain percentage of the contract value (margin requirement) and the margin requirement must be maintained over the life of the contract. Each clearing broker, in its sole discretion, may adjust the margin requirements applicable to the fund.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies; securities posted by the fund are so noted in the accompanying Portfolio of Investments. As of August 31, 2015, securities valued at $275,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Futures Contracts
The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, or currency values; and potential losses in excess of the fund’s initial investment.

Options
The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; movements in the underlying asset values and/or interest rates; and, for written options, potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

TBA Purchase and Sale Commitments
The fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of August 31, 2015, no collateral was pledged by either the fund or counterparties for TBAs.

Mortgage-Backed Securities
The fund may invest in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.

NOTE 5 - FEDERAL INCOME TAXES

At August 31, 2015, the cost of investments for federal income tax purposes was $337,215,000. Net unrealized gain aggregated $25,991,000 at period-end, of which $28,799,000 related to appreciated investments and $2,808,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

T. Rowe Price U.S. Treasury Money Fund

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	Par	$ Value
TREASURY DEBT 58.8%		
U.S. Treasury Bills, 0.061%, 11/5/15	20,810	20,808
U.S. Treasury Bills, 0.074%, 10/22/15	21,400	21,397
U.S. Treasury Bills, 0.075%, 12/3/15	30,000	29,994
U.S. Treasury Bills, 0.082%, 11/19/15	68,100	68,087
U.S. Treasury Bills, 0.083%, 11/12/15	45,438	45,430
U.S. Treasury Bills, 0.089%, 10/8/15	24,335	24,333
U.S. Treasury Bills, 0.09%, 11/27/15	18,900	18,896
U.S. Treasury Bills, 0.102%, 10/29/15	18,900	18,897
U.S. Treasury Bills, 0.105%, 10/15/15	18,900	18,898
U.S. Treasury Bills, 0.106%, 1/14/16	21,270	21,262
U.S. Treasury Bills, 0.122%, 1/7/16	31,400	31,386
U.S. Treasury Bills, 0.131%, 1/21/16	39,400	39,379
U.S. Treasury Bills, 0.135%, 10/1/15	38,100	38,096
U.S. Treasury Bills, 0.167%, 1/28/16	15,200	15,189
U.S. Treasury Bills, 0.195%, 2/4/16	40,261	40,228
U.S. Treasury Bills, 0.20%, 2/25/16	15,500	15,485
U.S. Treasury Bills, 0.22%, 2/11/16	38,000	37,962
U.S. Treasury Bills, 0.245%, 2/18/16	15,000	14,983
U.S. Treasury Bills, 0.26%, 3/31/16	19,000	18,971
U.S. Treasury Bills, 0.33%, 7/21/16	15,000	14,955
U.S. Treasury Notes, 0.25%, 9/15/15	33,120	33,122
U.S. Treasury Notes, 0.25%, 10/15/15	40,070	40,079
U.S. Treasury Notes, 0.25%, 12/15/15	64,360	64,387
U.S. Treasury Notes, 0.375%, 1/15/16	52,800	52,852
U.S. Treasury Notes, 0.50%, 6/15/16	18,900	18,929
U.S. Treasury Notes, 1.375%, 11/30/15	56,400	56,577
U.S. Treasury Notes, 1.75%, 5/31/16	22,700	22,946
U.S. Treasury Notes, 2.00%, 4/30/16	28,575	28,904
U.S. Treasury Notes, FRN, 0.095%, 1/31/16	62,300	62,298

U.S. Treasury Notes, FRN, 0.103%, 10/31/16	23,100	23,093
U.S. Treasury Notes, FRN, 0.119%, 4/30/16	75,938	75,942
U.S. Treasury Notes, FRN, 0.12%, 7/31/16	56,700	56,705
U.S. Treasury Notes, FRN, 0.124%, 4/30/17	51,000	51,000
U.S. Treasury Notes, FRN, 0.127%, 7/31/17	38,300	38,298
U.S. Treasury Notes, FRN, 0.134%, 1/31/17	57,000	57,000
Total Treasury Debt (Cost $1,236,768)		1,236,768

TREASURY REPURCHASE AGREEMENTS 41.0% (1)

Bank of America, Tri-Party, Dated 8/27/15, 0.08%, Delivery Value of $77,001,198 on 9/3/15, Collateralized by U.S. Government securities, 3.75%, 11/15/43, valued at $78,540,101	77,000	77,000
BNP Paribas, Tri-Party, Dated 8/31/15, 0.12%, Delivery Value of $31,000,103 on 9/1/15, Collateralized by U.S. Government securities, 0.179% - 4.25%, 1/15/16 - 11/15/40, valued at $31,620,077	31,000	31,000
Citigroup Global Markets, Tri-Party, Dated 8/27/15, 0.08% Delivery Value of $191,002,971 on 9/3/15, Collateralized by U.S. Government securities, 0.375% - 2.00% 1/15/16 - 8/31/21, valued at $194,820,062	191,000	191,000
Credit Suisse, Tri-Party, Dated 8/25/15, 0.12%, Delivery Value of $127,002,963 on 9/1/15, Collateralized by U.S. Government securities, 0.625% - 1.00%, 9/30/17 - 9/30/19, valued at $129,544,819	127,000	127,000
Goldman Sachs, Tri-Party, Dated 8/25/15 , 0.09%, Delivery Value of $85,001,488 on 9/1/25, Collateralized by U.S. Government securities, 0.00% - 3.75%, 9/17/15 - 8/15/41 valued at $86,700,078	85,000	85,000
HSBC Bank, Tri-Party, Dated 8/26/15, 0.09%, Delivery Value of $184,003,220 on 9/2/15, Collateralized by U.S. Government securities, 0.375% - 7.25%, 3/31/16 - 11/15/44, valued at $187,684,007	184,000	184,000
HSBC Bank, Tri-Party, Dated 8/31/15, 0.12%, Delivery Value of $16,000,053 on 9/1/15, Collateralized by U.S. Government securities, 0.75% - 4.50%, 3/31/18 - 8/15/39, valued at $16,324,598	16,000	16,000

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price U.S. Treasury Money Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price U.S. Treasury Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Treasury Money Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund commenced operations on June 28, 1982. The fund seeks maximum preservation of capital and liquidity and, consistent with these goals, the highest possible current income.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
In June 2014, FASB issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Adoption had no effect on the fund’s net assets or results of operations.

In May 2015, FASB issued ASU No. 2015-07, Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The ASU removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient and amends certain disclosure requirements for such investments. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. On August 31, 2015, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Repurchase Agreements
The fund may engage in repurchase agreements, pursuant to which it pays cash to and receives securities from a counterparty that agrees to “repurchase” the securities at a specified time, typically within seven business days, for a specified price. All repurchase agreements are fully collateralized by U.S. government or related agency securities, which are held by the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

NOTE 4 - FEDERAL INCOME TAXES

At August 31, 2015, the cost of investments for federal income tax purposes was $2,100,768,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Treasury Funds, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date October 28, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date October 28, 2015

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date October 28, 2015